Equity - Additional Information (Detail) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Equity [Line Items]
Common stock, shares authorized	1,000	1,000	1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Percentage of outstanding stock of capital stock		100.00%